DISCONTINUED OPERATIONS - Narrative (Details) - CAD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2024
Disclosure of analysis of single amount of discontinued operations [line items]
Depreciation and amortization		$ 414.7	$ 374.8
Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Final price adjustments sought by buyer	$ 60.0
Depreciation and amortization			6.1
Research and development obligation	$ 36.9		$ 36.9